Condensed Statements of Combined Consolidated Cash Flows (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Cash Flows from (used in) Operating Activities
Net earnings	$ 91	$ 69
Adjustments to reconcile net earnings to net cash from operating activities:
Depreciation and amortization expenses	44	44
Other non-cash operating activities	14	2
Changes in current assets and current liabilities	14	15
Changes in non-current assets and liabilities	(3)	17
Net cash from operating activities	160	147
Cash Flows from (used in) Investing Activities
Capital expenditures	(54)	(84)
Other investing	(4)	0
Net cash used in investing activities	(58)	(84)
Cash Flows from (used in) Financing Activities
Proceeds from issuance of units, net of issuance costs	5	24
Quarterly distributions to unitholders	(73)	(54)
Quarterly distributions to general partner	(25)	(16)
Distributions to noncontrolling interest	0	(9)
Borrowings under revolving credit agreement	297	99
Repayments under revolving credit agreement	(67)	(124)
Repayments of Long-term Debt	250	0
Payments of Financing Costs	(8)	0
Sponsor contributions of equity to the Predecessor	1	7
Capital contributions by affiliate	6	7
Net cash used in financing activities	(114)	(66)
Decrease in Cash and Cash Equivalents	(12)	(3)
Cash and Cash Equivalents, Beginning of Period	16	19
Cash and Cash Equivalents, End of Period	$ 4	$ 16